Investment Objectives and Goals	May 01, 2026
Van Eck VIP Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	VanEck VIP Emerging Markets Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VanEck VIP Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Initial Class Prospectus | VanEck VIP Emerging Markets Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	VanEck VIP Emerging Markets Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VanEck VIP Emerging Markets Bond Fund seeks high total return—income plus capital appreciation— by investing globally, primarily in a variety of debt securities.
Initial Class Prospectus | VanEck VIP Global Gold Fund
Prospectus [Line Items]
Risk/Return [Heading]	VanEck VIP Global Gold Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The VanEck VIP Global Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.

Initial Class Prospectus | VanEck VIP Global Resources Fund
Prospectus [Line Items]
Risk/Return [Heading]	VanEck VIP Global Resources Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VanEck VIP Global Resources Fund seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Class S Prospectus | VanEck VIP Emerging Markets Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	VanEck VIP Emerging Markets Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VanEck VIP Emerging Markets Bond Fund seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
Class S Prospectus | VanEck VIP Global Gold Fund
Prospectus [Line Items]
Risk/Return [Heading]	VanEck VIP Global Gold Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The VanEck VIP Global Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.